Annual Total Returns	12 Months Ended
Dec. 31, 2025
Miller Value Partners Appreciation ETF | Miller Value Partners Appreciation ETF Class
Prospectus [Line Items]
Annual Return [Percent]	(2.67%)
Miller Value Partners Leverage ETF | Miller Value Partners Leverage ETF Class
Prospectus [Line Items]
Annual Return [Percent]	25.09%